Initial Public Offering - Additional Information (Detail)		3 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 11, 2021 USD ($) $ / shares
Initial Public Offering [Line Items]
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Deferred underwriting commissions	$ 11,200,000	$ 11,200,000
IPO [Member]
Initial Public Offering [Line Items]
Sale of stock issue price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 320,000,000.0
Adjustments to Additional Paid in capital stock issuance costs	18,100,000
Deferred underwriting commissions	$ 11,200,000	$ 11,200,000
IPO [Member] | Affiliated Shares [Member] | Directors and Officers [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares | shares	112,500
Common Class A [Member]
Initial Public Offering [Line Items]
Proceeds from issuance initial public offering		$ 320,000,000
Common Class A [Member] | IPO [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares | shares	32,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares | shares	4,000,000